SHARE-BASED PAYMENTS - Jamaica Facility Shares (Details)		10 Months Ended	12 Months Ended
	Sep. 25, 2020 shares	Mar. 31, 2022 installment shares	Mar. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued			262,500
Number of shares still outstanding to be issued as payment of milestone shares		337,500	337,500
Jamaica Facility Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of fully paid-up Common Shares to be issued		1,200,000	1,200,000
Number of shares issued		112,500	1,200,000
Number of quarterly instalments | installment		3
Number of shares still outstanding to be issued as payment of milestone shares		337,500	337,500
Jamaica Facility Shares | Shares to be issued upon commencement of research in the newly renovated research facility
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	600,000
Jamaica Facility Shares | Shares to be issued One year from the initial closing date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued			150,000
Jamaica Facility Shares | Shares to be issued commencing on the first calendar quarter following the Cliff and ending on the date that is 36 months following the Cliff
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued			450,000